Proposal for Profit Appropriation - Summary of Proposal for Profit Appropriation (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of proposal profit appropriation [Line Items]
Owners of Aegon N.V.	€ 1,980	€ (146)	€ 1,235
Aegon N.V [member]
Disclosure of proposal profit appropriation [Line Items]
Final dividend on common shares	184	124
Earnings to be retained	1,795
To be deducted from retained earnings		(269)
Owners of Aegon N.V.	€ 1,980	€ (146)	€ 1,235